Related Party Transactions (Details) - USD ($)			12 Months Ended
	Aug. 21, 2017	Feb. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 11, 2017	Aug. 20, 2017
Related Party Transaction [Line Items]
Accrued liabilities - related parties			$ 0	$ 1,489,973
Affiliated Entity | Insider Settlement Agreement
Related Party Transaction [Line Items]
Notes payable, related parties	$ 35,000
General Counsel and Director | Legal Fees
Related Party Transaction [Line Items]
Accrued liabilities - related parties			0	503,377
Navitus | Temporary Capital Advances
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 130,000
Visionary Private Equity Group I, LP | Securities Purchase Agreement
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 320,000
Debt instrument, stated interest rate		12.00%
McCall Law Firm | Affiliated Entity | McCall Settlement Agreement
Related Party Transaction [Line Items]
Notes payable, related parties	$ 380,323
Navitus | Affiliated Entity | Aurora Divestiture
Related Party Transaction [Line Items]
Issuance of shares (in shares)	4,382,872
Navitus | Corporate Joint Venture | Navitus Settlement Agreement
Related Party Transaction [Line Items]
Notes payable, related parties	$ 520,800
Ron Zamber | Affiliated Entity | Insider Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	1,889.1560233248900
Rim Rubin Hill | Affiliated Entity | Insider Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	2,518.8746977665200
Visionary Private Equity Group I, LP | Affiliated Entity | VPEG Settlement Agreement
Related Party Transaction [Line Items]
Notes payable, related parties	$ 873,409.64
Visionary Private Equity Group I, LP | Affiliated Entity | Loan Agreement
Related Party Transaction [Line Items]
Notes payable, related parties	550,000
Debt instrument, face amount	500,000
Debt discount	$ 50,000
Visionary Private Equity Group I, LP | Investor | Loan Agreement Amendment
Related Party Transaction [Line Items]
Notes payable, related parties			$ 896,500		$ 621,500
Debt instrument, face amount					565,000
Debt discount					$ 56,500
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock redeemed (in shares)			1,667
Issuance of shares (in shares)	20,000
Series D Preferred Stock | McCall Law Firm | Affiliated Entity | McCall Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	20,000
Series C Preferred Stock
Related Party Transaction [Line Items]
Issuance of shares (in shares)	180,000
Series C Preferred Stock | Affiliated Entity | Insider Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	4,408.03072109141
Series C Preferred Stock | Navitus | Corporate Joint Venture | Navitus Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	65,591.4971298402
Series C Preferred Stock | Ron Zamber | Affiliated Entity | Navitus Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	46,699.9368965913
Series C Preferred Stock | Greg Johnson | Affiliated Entity | Navitus Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	18,891.5602332489
Series C Preferred Stock | Visionary Private Equity Group I, LP | Affiliated Entity | VPEG Settlement Agreement
Related Party Transaction [Line Items]
Debt instrument converted into shares (in shares)	110,000.472149068
Convertible Common Stock | Visionary Private Equity Group I, LP | Securities Purchase Agreement
Related Party Transaction [Line Items]
Warrants issued (in shares)		136,928
Warrant exercise price (in dollars per share)		$ 3.5074
Subsidiaries
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners	50.00%					50.00%
Subsidiaries | Navitus
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners						50.00%